Taxation (Details Narrative) $ in Thousands, $ in Millions, Rp in Billions				1 Months Ended				12 Months Ended
		Apr. 14, 2008	Mar. 16, 2007	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Nov. 30, 2023	Jul. 31, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 PHP (₱)	Dec. 31, 2018 HKD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								17.90%	17.90%	17.90%	17.90%	16.00%	14.00%
Cash paid for income taxes								$ 192,963	¥ 1,349,411,000	Rp 4.8		¥ 673,736,000	¥ 960,477,000
Statutory tax rate	[1]							25.00%	25.00%	25.00%	25.00%
Preferential statutory tax rate for high and new technology enterprises				15.00%			15.00%	25.00%	25.00%	25.00%	25.00%
Significant change in unrecognized tax benefits within 12 months				¥ 0	¥ 0				¥ 0			0
Tax loss carry-forward limitation period								The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Significant unrecognized tax benefits				0	¥ 0				¥ 0			0
Earliest Tax Year [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards, expiration year								2026	2026	2026	2026
Latest Tax Year [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating loss carryforwards, expiration year								2030	2030	2030	2030
Subsidiaries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Operating Loss Carryforwards				512,507,000					¥ 512,507,000
PRC Subsidiary [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Statutory tax rate			25.00%
Preferential statutory tax rate for high and new technology enterprises		15.00%			15.00%	15.00%
Percentage of income tax rate for its global income								25.00%	25.00%	25.00%	25.00%
Foreign investment enterprise tax withholding rate								10.00%	10.00%	10.00%	10.00%
Dividend withholding tax									¥ 65,000,000			7,000,000
Deferred tax liabilities				¥ 0	¥ 0				0			¥ 0
Accumulated undistributed profits									¥ 5,687,000,000
Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Cash paid for income taxes | Rp										Rp 50.0
Tax Slab Rate One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax slab limit														Rp 4.8		$ 2
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								16.50%	16.50%	16.50%	16.50%
Cash paid for income taxes									¥ 0
Estimated assessable profits tax									¥ 0
Statutory tax rate								0.70%	0.70%	0.70%	0.70%
Income tax paid									¥ 1,246,000,000.0
HONG KONG | Tax Slab Rate One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								8.25%	8.25%	8.25%	8.25%
HONG KONG | Tax Slab Rate Two [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								16.50%	16.50%	16.50%	16.50%
Indonesia [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								22.00%	22.00%	22.00%	22.00%
Statutory tax rate								0.20%	0.20%	0.20%	0.20%
Indonesia [Member] | Tax Slab Rate One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								11.00%	11.00%	11.00%	11.00%
PHILIPPINES
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								25.00%	25.00%	25.00%	25.00%
Income tax slab limit | ₱															₱ 5,000,000
Estimated assessable profits tax | ₱											₱ 100,000,000
Income tax paid									¥ 88,500,000
PHILIPPINES | Tax Slab Rate One [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Effective income tax rate								20.00%	20.00%	20.00%	20.00%
Other Countries [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax paid									¥ 14,900,000

[1]	The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.